Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 616,171,110.23
Total Fee Amount	85,093.23
Total Offset Amount	0.00
Net Fee	$ 85,093.23
Offering Table N/A
Offset Table N/A	N/A